Income Tax Expenses - Schedule of Income Tax Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Income Tax Expenses [Abstract]
Current tax expense based on profit for the financial year	$ 800	$ 705	$ 885